Change in reporting and functional currency - Disclosure of information about consolidated statements of financial position (Details) $ in Thousands, $ in Thousands	Apr. 30, 2026 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)	May 01, 2024 CAD ($)	May 01, 2024 USD ($)	Apr. 30, 2024 USD ($)
Disclosure of Change In Reporting and Functional Currency [Line Items]
Cash and cash equivalents	$ 427,310		$ 96,016			$ 27,316
Non-current assets	301,638		182,405			157,987
Total assets	731,499		300,423			198,559
Current liabilities	13,301		3,464			2,676
Total liabilities	300,138		4,628			2,676
Share capital	456,910		320,764			211,498
Shares to be issued	8,954		5,813			654
Reserves	45,462		34,998			28,647
Accumulated other comprehensive income	16,779		(7,693)			2,567
Deficit	(96,744)		(58,087)			(47,483)
Total shareholders' equity	$ 431,361		295,795			$ 195,883
As previously reported [Member]
Disclosure of Change In Reporting and Functional Currency [Line Items]
Cash and cash equivalents		$ 132,617		$ 37,548
Other current assets		30,390		18,210
Non-current assets		251,936		217,024
Total assets		414,943		272,782
Current liabilities		4,785		3,676
Non-current liabilities		1,607		0
Total liabilities		6,392		3,676
Share capital		421,293		270,775
Shares to be issued		8,459		883
Reserves		45,457		36,573
Accumulated other comprehensive income		8,913		21,927
Deficit		(75,571)		(61,051)
Total shareholders' equity		$ 408,551		$ 269,107
As restated [Member]
Disclosure of Change In Reporting and Functional Currency [Line Items]
Cash and cash equivalents			96,016		$ 27,316
Other current assets			22,002		13,256
Non-current assets			182,405		157,987
Total assets			300,423		198,559
Current liabilities			3,464		2,676
Non-current liabilities			1,164		0
Total liabilities			4,628		2,676
Share capital			320,764		211,498
Shares to be issued			5,813		654
Reserves			34,998		28,647
Accumulated other comprehensive income			(7,693)		2,567
Deficit			(58,087)		(47,483)
Total shareholders' equity			$ 295,795		$ 195,883